Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli Dividend Growth Fund
Entity Central Index Key	0001086884
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000002889
Shareholder Report [Line Items]
Fund Name	The Gabelli Dividend Growth Fund
Class Name	Class AAA
Trading Symbol	GABBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class AAA	$210	2.00%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the twelve months ended December 31, 2024, the Gabelli Dividend Growth Fund underperformed its broad-based benchmark, the S&P 500, and its comparatives. The Fund focuses on owning solid, well-managed businesses trading at compelling valuations, usually with a catalyst or competitive advantage, and with diversification across sectors. During the period, the Fund’s performance was negatively impacted by specific healthcare holdings, a modest overweight in consumer staples, and merger activity that did not pan out as anticipated. The Fund was also overweight communication services and underweight consumer discretionary, information technology, and real estate.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Dividend Growth Fund - Class AAA	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
12/14	10,000	10,000	10,000	10,000
12/15	9,437	10,138	10,071	9,635
12/16	10,471	11,351	11,708	11,212
12/17	11,739	13,828	13,996	13,013
12/18	10,448	13,223	13,672	12,027
12/19	13,209	17,386	16,744	15,211
12/20	13,882	20,586	17,027	16,068
12/21	16,683	26,496	20,761	20,121
12/22	15,082	21,697	19,982	18,550
12/23	16,229	27,402	21,347	21,423
12/24	17,886	34,257	23,836	24,960

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class AAA	10.21%	6.25%	5.99%
S&P 500 Index	25.02%	14.53%	13.10%
MSCI USA High Dividend Yield Index	11.66%	7.32%	9.07%
Lipper Large Cap Value Fund Index	16.51%	10.41%	9.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 18,026,748
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 35,469
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$18,026,748 Number of Portfolio Holdings58 Portfolio Turnover Rate23% Management Fees$35,469
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	97.8%
U.S. Government Obligations	3.1%
Other Assets and Liabilities (Net)	(0.9)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

T-Mobile US Inc.	4.1%
Merck & Co. Inc.	3.6%
Citigroup Inc.	3.5%
JPMorgan Chase & Co.	3.3%
Amazon.com Inc.	3.2%
The Kroger Co.	3.0%
Mondelez International Inc.	3.0%
Apple Inc.	2.8%
The PNC Financial Services Group Inc.	2.7%
Visa Inc.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002891
Shareholder Report [Line Items]
Fund Name	The Gabelli Dividend Growth Fund
Class Name	Class C
Trading Symbol	GBCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class C	$288	2.75%

Expenses Paid, Amount	$ 288
Expense Ratio, Percent	2.75%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the twelve months ended December 31, 2024, the Gabelli Dividend Growth Fund underperformed its broad-based benchmark, the S&P 500, and its comparatives. The Fund focuses on owning solid, well-managed businesses trading at compelling valuations, usually with a catalyst or competitive advantage, and with diversification across sectors. During the period, the Fund’s performance was negatively impacted by specific healthcare holdings, a modest overweight in consumer staples, and merger activity that did not pan out as anticipated. The Fund was also overweight communication services and underweight consumer discretionary, information technology, and real estate.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Dividend Growth Fund - Class C	The Gabelli Dividend Growth Fund - Class C (includes sales charge)	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,367	9,274	10,138	10,071	9,635
12/16	10,312	10,117	11,351	11,708	11,212
12/17	11,479	11,161	13,828	13,996	13,013
12/18	10,136	9,756	13,223	13,672	12,027
12/19	12,720	12,145	17,386	16,744	15,211
12/20	13,275	12,553	20,586	17,027	16,068
12/21	15,833	14,847	26,496	20,761	20,121
12/22	14,208	13,190	21,697	19,982	18,550
12/23	15,167	13,948	27,402	21,347	21,423
12/24	16,590	15,117	34,257	23,836	24,960

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class C	9.38%	5.46%	5.19%
The Gabelli Dividend Growth Fund - Class C (includes sales charge)	8.38%	5.46%	5.19%
S&P 500 Index	25.02%	14.53%	13.10%
MSCI USA High Dividend Yield Index	11.66%	7.32%	9.07%
Lipper Large Cap Value Fund Index	16.51%	10.41%	9.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 18,026,748
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 35,469
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$18,026,748 Number of Portfolio Holdings58 Portfolio Turnover Rate23% Management Fees$35,469
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	97.8%
U.S. Government Obligations	3.1%
Other Assets and Liabilities (Net)	(0.9)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

T-Mobile US Inc.	4.1%
Merck & Co. Inc.	3.6%
Citigroup Inc.	3.5%
JPMorgan Chase & Co.	3.3%
Amazon.com Inc.	3.2%
The Kroger Co.	3.0%
Mondelez International Inc.	3.0%
Apple Inc.	2.8%
The PNC Financial Services Group Inc.	2.7%
Visa Inc.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002887
Shareholder Report [Line Items]
Fund Name	The Gabelli Dividend Growth Fund
Class Name	Class I
Trading Symbol	GBCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class I	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the twelve months ended December 31, 2024, the Gabelli Dividend Growth Fund underperformed its broad-based benchmark, the S&P 500, and its comparatives. The Fund focuses on owning solid, well-managed businesses trading at compelling valuations, usually with a catalyst or competitive advantage, and with diversification across sectors. During the period, the Fund’s performance was negatively impacted by specific healthcare holdings, a modest overweight in consumer staples, and merger activity that did not pan out as anticipated. The Fund was also overweight communication services and underweight consumer discretionary, information technology, and real estate.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Dividend Growth Fund - Class I	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
12/14	10,000	10,000	10,000	10,000
12/15	9,459	10,138	10,071	9,635
12/16	10,541	11,351	11,708	11,212
12/17	11,939	13,828	13,996	13,013
12/18	10,726	13,223	13,672	12,027
12/19	13,704	17,386	16,744	15,211
12/20	14,550	20,586	17,027	16,068
12/21	17,664	26,496	20,761	20,121
12/22	16,127	21,697	19,982	18,550
12/23	17,530	27,402	21,347	21,423
12/24	19,507	34,257	23,836	24,960

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class I	11.28%	7.32%	6.91%
S&P 500 Index	25.02%	14.53%	13.10%
MSCI USA High Dividend Yield Index	11.66%	7.32%	9.07%
Lipper Large Cap Value Fund Index	16.51%	10.41%	9.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 18,026,748
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 35,469
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$18,026,748 Number of Portfolio Holdings58 Portfolio Turnover Rate23% Management Fees$35,469
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	97.8%
U.S. Government Obligations	3.1%
Other Assets and Liabilities (Net)	(0.9)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

T-Mobile US Inc.	4.1%
Merck & Co. Inc.	3.6%
Citigroup Inc.	3.5%
JPMorgan Chase & Co.	3.3%
Amazon.com Inc.	3.2%
The Kroger Co.	3.0%
Mondelez International Inc.	3.0%
Apple Inc.	2.8%
The PNC Financial Services Group Inc.	2.7%
Visa Inc.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002888
Shareholder Report [Line Items]
Fund Name	The Gabelli Dividend Growth Fund
Class Name	Class A
Trading Symbol	GBCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class A	$210	2.00%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the twelve months ended December 31, 2024, the Gabelli Dividend Growth Fund underperformed its broad-based benchmark, the S&P 500, and its comparatives. The Fund focuses on owning solid, well-managed businesses trading at compelling valuations, usually with a catalyst or competitive advantage, and with diversification across sectors. During the period, the Fund’s performance was negatively impacted by specific healthcare holdings, a modest overweight in consumer staples, and merger activity that did not pan out as anticipated. The Fund was also overweight communication services and underweight consumer discretionary, information technology, and real estate.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Dividend Growth Fund - Class A	The Gabelli Dividend Growth Fund - Class A (includes sales charge)	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,440	8,898	10,138	10,071	9,635
12/16	10,472	9,303	11,351	11,708	11,212
12/17	11,744	14,605	13,828	13,996	13,013
12/18	10,449	12,248	13,223	13,672	12,027
12/19	13,213	14,599	17,386	16,744	15,211
12/20	13,889	14,461	20,586	17,027	16,068
12/21	16,691	16,380	26,496	20,761	20,121
12/22	15,082	13,951	21,697	19,982	18,550
12/23	16,230	14,149	27,402	21,347	21,423
12/24	17,890	14,700	34,257	23,836	24,960

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class A	10.23%	6.25%	5.99%
The Gabelli Dividend Growth Fund - Class A (includes sales charge)	3.89%	5.00%	5.36%
S&P 500 Index	25.02%	14.53%	13.10%
MSCI USA High Dividend Yield Index	11.66%	7.32%	9.07%
Lipper Large Cap Value Fund Index	16.51%	10.41%	9.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 18,026,748
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 35,469
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$18,026,748 Number of Portfolio Holdings58 Portfolio Turnover Rate23% Management Fees$35,469
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	97.8%
U.S. Government Obligations	3.1%
Other Assets and Liabilities (Net)	(0.9)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

T-Mobile US Inc.	4.1%
Merck & Co. Inc.	3.6%
Citigroup Inc.	3.5%
JPMorgan Chase & Co.	3.3%
Amazon.com Inc.	3.2%
The Kroger Co.	3.0%
Mondelez International Inc.	3.0%
Apple Inc.	2.8%
The PNC Financial Services Group Inc.	2.7%
Visa Inc.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends